UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03056

TRIDAN CORP.

(Exact name of registrant as specified in charter)

c/o PKF O’Connor Davies

300 Tice Boulevard, Suite 315, Woodcliff Lake, NJ 07677

(Address of principal executive offices)

c/o PKF O’Connor Davies

300 Tice Boulevard, Suite 315, Woodcliff Lake, NJ 07677

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 712-9800

Date of fiscal year end: April 30, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a) Attached on the following pages is a copy of the registrant’s annual report as of April 30, 2024 transmitted to stockholders.

Tridan Corp.

Financial Statements

April 30, 2024 and 2023

Tridan Corp.

Contents

April 30, 2024 and 2023

Page(s)

Report of Independent Registered Public Accounting Firm	2-3
(Forvis Mazars, LLP, Iselin, New Jersey PCAOB ID 686)

Report of Independent Registered Public Accounting Firm	4
(Mazars USA LLP, New York, New York, PCAOB ID 339)

Financial Statements

Statements of Assets and Liabilities April 30, 2024 and2023	5

Schedules of Investments in Municipal Obligations April 30, 2024 and 2023	6-11

Statements of Operations Years Ended April 30, 2024 and2023	12

Statements of Changes in Net Assets Years Ended April 30, 2024, 2023 and 2022	13

Notes to Financial Statements	14-20

Forvis Mazars, LLP 200 South Wood Avenue, Suite 125 Iselin, NJ 08830 forvismazars.us

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Tridan Corp.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tridan Corp. (the “Company”), including the schedule of investments in municipal obligations as of April 30, 2024, the related statement of operations and statement of changes in net assets for the year then ended, the financial highlights for the year ended April 30, 2024, and the related notes, collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year ended April 30, 2024, and financial highlights for the year ended April 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audit.

We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchanges Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and other data are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

Forvis Mazars, LLP is an independent member of Forvis Mazars Global Limited

We have served as the Company’s auditor since 2024.

Iselin, New Jersey

June 28, 2024

Mazars USA LLP 200 South Wood Avenue Suite 125 Iselin, New Jersey 08830 Tel: 732.549.2800 www.mazars.us

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Tridan Corp.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the “Company”), including the schedules of investments in municipal obligations, as of April 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, the financial highlights for each of the four years in the period ended April 30, 2023, and the related notes, collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2023, and financial highlights for each of the four years in the period ended April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchanges Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and other data are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated and that: (1) related to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there are no critical audit matters.

We served as the Company’s auditor from 1980 to 2024.

June 26, 2023

Mazars USA LLP is an independent member firm of Mazars Group.

Tridan Corp.

Statements of Assets and Liabilities

April 30, 2024 and 2023

	2024	2023
Assets
Investments in municipal obligations, at fair value (original cost - $37,859,175 and $38,070,390 respectively) (amortized cost - $34,387,215 and $35,150,441 respectively)	$33,243,267	$34,426,800
Cash	775,742	775,990
Prepaid expenses and other current assets	260	260
Accrued interest receivable	453,569	486,888

Total assets	$34,472,838	$35,689,938

Liabilities
Accrued liabilities:
Accrued investment advisory fees	$34,726	$34,705
Accrued fees - affiliate	25,000	43,882
Accrued other	21,256	95,871
Dividends payable	2,971	123,340

Total liabilities	83,953	297,798

Net assets	$34,388,885	$35,392,140

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized, 3,199,100 shares issued at April 30, 2024 and 2023	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock, 200,639.6288 and 146,729.6288 shares at April 30, 2024 and 2023	(2,359,783)	(1,762,998)
Distributable earnings:
Underdistributed (overdistributed) net investment income	13,399	(235)
Undistributed capital losses	(1,078)	(1,282)
Unrealized depreciation of investments, net	(1,143,949)	(723,641)

Net assets [equivalent to $11.47 and $11.59 per share, respectively, based on 2,998,460.3712 and 3,052,370.3712 shares of common stock outstanding, respectively]	$34,388,885	$35,392,140

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedule of Investments in Municipal Obligations

April 30, 2024 and 2023

	2024			2023
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
New York Municipal Bonds
Rensselaer Cnty, NY Limited Tax 5.00% due September 1, 2024	$100,000	$107,110	$100,408	$100,000	$109,706	$102,677
Buffalo & Ft. Erie NY Pub bridge Auth Toll Bridge Sys Rev 5.0% due January 1, 2025	410,000	415,419	413,202	410,000	423,138	422,788
Saratoga Springs NY Ref Public Imports-Unlimited Tax (Par Call February 15, 2023 @100) 5.0% due February 15, 2025	225,000	221,277	225,288	225,000	226,611	225,344
Onondaga County NY Ref Unlimited Tax (Par Call March 15, 2024 @100) 5.0% due March 15, 2025	285,000	284,842	285,379	285,000	290,118	289,851
Brookhaven NY REF Unlimited Tax 5.00% due March 15, 2025	500,000	513,111	506,870	500,000	528,106	521,760
State of NY Dormitory Auth Personal Inc Tax Rev Ref Educ. 5.50 % due March 15, 2025	500,000	504,083	508,565	500,000	508,738	524,140
Erie Count Indvl Dev Agency 5.0% due May 1, 2025	750,000	787,079	760,965	750,000	810,558	783,743
Rhinebeck New York Central School District Unlimited Tax (Par Call June 15, 2023 @100) 4.0% due June 15, 2025	535,000	529,398	535,284	535,000	535,882	535,669
Build NYC Resource Corp.NY Rev United Jewish Appeal (Par Call July 1, 2024 @100) 5.0% due July 1, 2025	320,000	322,954	320,730	320,000	329,897	327,104
Syosset New York Central School District Unlimited Tax 5.0% due December 15, 2025	300,000	298,022	300,360	300,000	302,125	300,414

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedule of Investments in Municipal Obligations

April 30, 2024 and 2023

	2024			2023
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
State of NY Dormitory Authority State Pers. Inc. Tax 5.5% due March 15, 2026	200,000	209,444	208,014	200,000	214,482	215,058
NYC NY TR Cultural Res- Museum of Modern Art 4.0% due April 01, 2026	500,000	518,567	506,685	500,000	529,528	516,730
SNT Lawrence CNTY NY REF Limited Tax (Par Call May 15, 2025) 5.0% due May 15, 2026	105,000	107,705	106,525	105,000	110,000	109,380
NY ST Environmental FACS 5.00% due June 15, 2026	1,300,000	1,364,125	1,346,657	1,300,000	1,394,291	1,394,185
Laurens NY Central School District (Par Call June 15, 2025) 4.0% due June 15, 2028	305,000	309,299	307,159	305,000	313,117	312,552
Mattituck-Cutchogue NY Central School District Unlimited Tax (Par Call July 15, 2025 @100) 5.0% Unlimited tax due July 15, 2026	280,000	288,151	285,225	280,000	294,886	293,544
NY ST Dorm Auth Revenues Non St Supported 5.00% due October 1, 2026	500,000	525,630	519,870	—	—	—
Util. Debt Securitization (Par Call June 15, 2024 @100) 5.00% due December 15, 2026	500,000	506,520	504,660	500,000	518,763	517,255
Putnam County NY Limited Tax (Par Call January 15, 2026 @100) 5.0% due January 15, 2027	135,000	140,462	138,706	135,000	143,650	143,157
Gates Chili NY Central School Unlimited Tax (Par Call June 15, 2025 @100) 5.0% due June 15, 2027	200,000	205,607	203,474	200,000	210,575	209,354

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedule of Investments in Municipal Obligations

April 30, 2024 and 2023

	2024			2023
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
Halfmoon NY Pub Imp Limited Tax (Par Call June 15, 2025 @100) 5.0% due June 15, 2027	280,000	287,255	284,833	280,000	293,747	293,037
Mattituck-Cutchogue NY (Par Call July 15, 2025 @100) 5.0% Unlimited tax due July 15, 2027	365,000	375,139	371,420	365,000	383,516	381,936
Met Transportation Auth NY Revenue 5.0% due November 15, 2027	1,250,000	1,359,903	1,322,813	1,250,000	1,390,163	1,326,925
Met Transportation Auth NY Revenue 5.0% due November 15, 2027	300,000	312,521	307,386	300,000	320,145	313,596
Tompkins County NY Public Impt Ser B Limited Tax (Par Call December 15, 2024 @100) 5.0% due December 15, 2027	500,000	507,569	504,750	500,000	519,563	516,935
Port Authority of NY and NJ 5.375 % due March 1, 2028	95,000	94,476	98,991	110,000	110,250	117,185
Western Nassau Cty Water Auth (Par Call April 1, 2025 @100) 5.0% due April 1, 2028	100,000	101,701	101,154	100,000	103,542	103,605
Util Debt Securitization Auth NY Restructuring Ser TE (Par Call December 15, 2023 @100) 5.0% due December 15, 2028	—	—	—	500,000	501,921	505,790
Erie County NY Fiscal Stability Sales Tax (Par Call June 15, 2027 @100) 5.00% due June 15, 2029	1,000,000	1,077,978	1,055,560	1,000,000	1,102,822	1,095,380
NY NY Ref - Ser Unlimited Tax 5.0% due August 1, 2029	750,000	860,120	818,820	750,000	879,698	858,945
NY ST Dorm Auth Revenues Non St 5.0% due October 1, 2029	1,090,000	1,202,041	1,148,838	1,090,000	1,233,291	1,188,656

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedule of Investments in Municipal Obligations

April 30, 2024 and 2023

	2024			2023
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
Battery Park City NY Authority SR-Ser A (Par Call November 1, 2023 @100) 5.0% due November 1, 2029	—	—	—	140,000	139,293	141,340
NY ST Dorm Auth Rev 5.0% due July 1, 2030	500,000	537,269	512,310	500,000	647,273	591,440
Harrison NY LTD Tax 5.0% due July 1, 2030	290,000	333,415	325,212	290,000	336,559	341,147
NY City Transitional Fin Auth Rev Future (Par Call February 1, 2026 @100) 5.00 % due February 1, 2031	1,000,000	1,048,281	1,023,290	1,000,000	1,074,797	1,057,190
IL ST REF-SER B 5.0% due March 1, 2031	125,000	130,620	136,201	125,000	130,982	139,531
NY St Urban Dev Corp Rev Ref Pers Income Tax 5.0% due March 15, 2031	750,000	799,813	781,988	750,000	815,202	814,245
NY ST Environmental Clean Water 5.0% Due June 15, 2031	400,000	493,448	440,576	400,000	505,724	461,880
N.Y.S. Dormitory Authority Revenues Ref Cornell University 5.0% due July 1, 2031	1,000,000	1,284,214	1,147,060	1,000,000	1,322,274	1,205,050
Nassau County NY Interim 5.0% due November 15, 2031	500,000	644,612	573,315	500,000	662,905	600,075
Syracuse NY REF-SER B LTD Tax 4.0% due June 1, 2032	1,060,000	1,263,856	1,112,141	1,060,000	1,287,352	1,162,163
NYS Dormitory Authority Personal Income Tax (Par Call August 15, 2026) 5.0% due February 15, 2033	500,000	627,286	564,025	500,000	552,978	530,625
NYS Dorm Auth Revs (Par Call October 01, 2026) 5.0% due October 01, 2033	1,000,000	1,046,264	1,031,260	1,000,000	1,065,038	1,068,100

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedule of Investments in Municipal Obligations

April 30, 2024 and 2023

	2024			2023
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
Triborough NY Brdg & Tunl Auth Payroll Mobility 5.0% due November 15, 2033	500,000	587,111	529,450	500,000	593,983	535,365
Triboro NY Bridge & Tunnel 5.0% due November 15, 2035	1,015,000	1,080,003	1,062,269	1,015,000	1,098,553	1,096,119
NY NY Ser D Sbserv Unltd Tax 5.0% due December 1, 2033	290,000	325,644	311,260	290,000	328,717	325,505
Util Debt Securitization Auth NY (Par Call June 15, 2026) 5.0% due December 15, 2033	100,000	108,368	103,257	100,000	112,219	106,842
NY ST Dorm Auth Revenues Non St 5.0% due July 1, 2034	600,000	679,958	627,822	600,000	686,408	657,240
Port WA NY UN Freesch Dist 5.0% due August 1, 2034	1,000,000	1,154,227	1,124,550	1,000,000	1,166,705	1,171,360
Long Island NY Power Auth Elec 5.0% due September 1, 2034	1,000,000	1,110,990	1,078,770	1,000,000	1,134,946	1,120,400
NYS Dorm Sales Tax 5.0% due March 15, 2035	1,250,000	1,346,808	1,325,213	1,250,000	1,368,763	1,380,850
Triborough NY Brdg & Tunl Auth 4.0% due May 15, 2035	500,000	609,874	578,970	500,000	619,972	609,625
N.Y.S. Environmental FACS 5.0% due June 15, 2035	500,000	623,789	547,760	500,000	633,331	567,315
NY ST Envrnmntl Facs Corp Rev Green Bond-ST 5.0% due August 15, 2035	355,000	388,000	377,354	355,000	390,809	389,591
Liberty Dev Corp NY Rev Ref - Goldman 5.25% due October 1, 2035	515,000	594,083	592,832	515,000	599,478	591,153

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedule of Investments in Municipal Obligations

April 30, 2024 and 2023

	2024			2023
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
Nassau Cnty NY Interim Fin Auth Res-Sales tax 4.0% due November 15, 2035	625,000	661,086	662,588	625,000	663,596	686,763
Port Auth of NY & NJ Ref-Ser 5.0% due December 1, 2035	1,000,000	1,104,537	1,141,610	1,000,000	1,111,550	1,186,120
William Floyd NY Un Free Sch Dist 4.0% due June 15, 2038	420,000	428,755	424,754	420,000	429,216	435,711
Uniondale NY Un Free Sch Dist Unltd 4.0% due January 15, 2041	1,000,000	1,037,396	1,008,839	1,000,000	1,038,989	1,007,360

	$31,475,000	$34,387,215	$33,243,267	$31,630,000	$35,150,441	$34,426,800

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Statements of Operations

Years Ended April 30, 2024 and 2023

	2024	2023
Investment income
Interest	$1,540,268	$1,533,868
Amortization of bond premium and discount - net	(637,897)	(662,681)

Total investment income	902,371	871,187

Expenses
Investment advisory fees	87,061	88,046
Custodian fees	6,939	6,937
Professional fees	146,299	151,852
Director’s fees	53,000	53,000
Administrative and accounting expenses	72,000	72,000
Insurance and other expenses	39,371	31,552

Total expenses	404,670	403,387

Net investment income	497,701	467,800

Realized and unrealized gain on investments
Net realized gain on investments	204	386
Net unrealized (depreciation) appreciation on investments	(420,308)	381,912

Net realized and unrealized (loss) gain on investments	(420,104)	382,298

Net increase in net assets resulting from operations	$77,597	$850,098

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Statements of Changes in Net Assets

Years Ended April 30, 2024, 2023 and 2022

	2024	2023	2022
Change in net assets resulting from operations
Net investment income	$497,701	$467,800	$423,854
Net realized gain on investments	204	386	—
Unrealized (depreciation) appreciation on investments	(420,308)	381,912	(3,092,063)

Net increase (decrease) in net assets resulting from operations	77,597	850,098	(2,668,209)
Distributions to shareholders from
Net investment income	(484,068)	(486,712)	(396,808)
Capital gains	—	(1,668)	—
Redemptions of shares
53,910, 0 and 0 shares, respectively	(596,784)	—	—

Total (decrease) increase	(1,003,255)	361,718	(3,065,017)
Net assets
Beginning of period	35,392,140	35,030,422	38,095,439

End of period	$34,388,885	$35,392,140	$35,030,422

The accomanying notes are an integral part of these financial statements.

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

1.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the “Company”), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940.

Basis of Presentation

The accompanying financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Acquisition and Valuation of Investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company’s investments in municipal obligations have been determined based on the bid price of the obligation. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, for which quotations were not readily available, as of April 30, 2024 and 2023.

Amortization of Bond Premium or Discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation based on the earlier of the call date or the maturity date of the applicable bond.

Income Taxes

It is the Company’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no income tax provision would be required.

The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

1.	Significant Accounting Policies (continued)

Income Taxes (continued)

The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments. Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed. Interest income from municipal investments is exempt from Federal and state income taxes.

Interest income from municipal investments is exempt from Federal and state income taxes.

Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly. Distributions of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date.

Cash

The Company considers all highly liquid investments purchased with original maturities of 90 days or less to be cash equivalents.

Use of Estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit and market risk consist principally of cash, on deposit with financial institutions. Deposits held at financial institutions insured by the Federal Deposit Insurance Corporation (“FDIC”) are insured up to $250,000. The Company maintains all of its cash on deposit in one financial institution. As of April 30, 2024 and 2023, there was $525,745 and $525,990, respectively of cash held in in excess of federally insured limits. The value of the Company’s investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments.

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

1.	Significant Accounting Policies (continued)

Fair value of Financial Instruments

The carrying amounts for accrued interest receivables and accrued liabilities reflected in the financial statements approximate fair value because of the short maturities of these items. The Company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946). See Note 1 “Acquisition and Valuation of Investments” for a description of the valuation methodology, which is unchanged as of April 30, 2024 and 2023. FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements. The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

The levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a company has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Company’s investments in municipal obligations are all considered Level 2 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of April 30, 2024 and 2023:

	Quoted Prices for. Identical Instruments in Non-active Markets (Level 2) April 30,
	2024	2023
Investments in municipal obligations	$33,243,267	$34,426,800

Instruments classified as Level 2 are valued using industry-standard models or other valuation methodologies calibrated to observable market inputs.

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

1.	Significant Accounting Policies (continued)

Fair value of Financial Instruments (continued)

These models consider various assumptions regarding the security or securities with similar characteristics, such as trade data, bid price or spread, two sided markets, quotes, benchmark curves, and market data feeds, as well as other measurements.

Subsequent Events Evaluation by Management

Management has evaluated subsequent events for disclosure and/or recognition in the financial statements through June 28, 2024, the date that the financial statements were available for issue.

2.	Accrued Liabilities

Accrued liabilities consist of the following at:

	2024	2023
Accrued investment advisory and custodian fees (a)	$34,726	$34,705

Accrued fees - affiliate (b)	$25,000	$43,882

Accrued other:
Accrued audit fees (c)	$13,500	$26,500
Accrued legal fees	6,301	—
Accrued administrative	1,455	69,371

	$21,256	$95,871

(a)

The Company utilizes the services of J.P. Morgan Investment Management, Inc. as its investment advisor and J.P. Morgan Chase Bank N.A. as its custodian for its investments. The annual advisory fee is .25 of one percent and the custody fee is .02 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b)

For the years ended April 30, 2024 and 2023, the Company incurred legal fees of approximately $92,000 and $70,000, respectively. During 2023, $25,000 of the professional fees were to a law firm of which a former officer of the Company was a member.

(c)	For the years ended April 30, 2024 and 2023, the Company incurred audit fees of approximately $54,000 and $53,000, respectively.

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

3.	Investment Transactions

Purchases of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $526,000 and $6,517,000, respectively, for the years ended April 30, 2024 and 2023. Sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $655,000 and $6,047,000, respectively, for the years ended April 30, 2024 and 2023.

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at April 30, 2024 and 2023, was approximately $34,387,000 and $35,150,000, respectively, and net unrealized (depreciation) appreciation at April 30, 2024 and 2023, for U.S. Federal income tax purposes was approximately $(1,144,000) and $(724,000), respectively (gross unrealized appreciation of $366,000 and $485,000, respectively; gross unrealized depreciation of approximately $(1,510,000) and $(1,208,000), respectively).

4.	Common Stock, Share Redemption Plan and Net Asset Values

At April 30, 2024 and 2023, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan whereas the plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. The shares are redeemed at the net asset value per share as of the end of the Company’s fiscal quarter in which the request for redemption is received. As of April 30, 2024 and 2023 there were 117,398.7423 shares, for both years ended, which have been redeemed under this plan. The Company has 18,919 shares outstanding common stock at April 30, 2024 and 2023 that are available to be redeemed in the future.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period. The net asset values per share and the shares outstanding are as follows:

	April 30,
	2024	2023
Net asset value	$11.47	$11.59
Shares outstanding at:
April 30, 2024	2,998,460.3712
April 30, 2023	3,052,370.3712

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

5.	Distributions

During the years ended April 30, 2024, 2023 and 2022, distributions of $484,068 ($.16 per share), $488,380 ($.16 per share) and $396,808 ($.13 per share), respectively, were declared and paid to shareholders. Substantially all of the distributions were exempt from Federal income taxes for the company shareholders except for $0 in 2024, $386 in 2023 and $0 in 2022.

The tax character of distributions paid during the years ended April 30, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Distributions paid from investment income:
Tax-exempt investment income, net	$478,047	$486,712	$396,808
Taxable investment income	6,021	—	—
Capital gains	—	1,668	—

	$484,068	$488,380	$396,808

As of April 30, 2024, 2023 and 2022, the components of distributable earnings on a tax basis were as follows:

	2024	2023	2022
Under (over) distributed tax-exempt investment income, net	$13,399	$(235)	$18,677
Over undistributed capital losses	(1,078)	(1,282)	—
Unrealized depreciation of investments, net	(1,143,949)	(723,641)	(1,105,553)

	$(1,131,628)	$(725,158)	$(1,086,876)

Capital loss carryforwards as of April 30, 2024 and 2023 amounted to $1,078 and $1,282, respectively. The Company had no capital reclassification related to permanent book/tax differences for the years ended April 30, 2024, 2023 and 2022. There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the years ended April 30, 2024 and 2023.

Tridan Corp.

Notes to Financial Statements

April 30, 2024 and 2023

6.	Financial Highlights

Selected per share data and ratios are as follows:

	For the Years Ended April 30,
	2024	2023	2022	2021	2020
Per share operating performance: (For a share of common stock outstanding throughout the year):
Net assets value, beginning of year	$11.59	$11.48	$12.48	$12.09	$12.18

Income from investment operations:
Net investment income	0.16	0.14	0.14	0.16	0.16
Net realized and unrealized gain (loss) on investments	(0.13)	0.13	(1.01)	0.39	(0.07)

Total from investment operations	0.03	0.27	(0.87)	0.55	0.09
Less distributions:
Dividends (from net investment income)	(0.15)	(0.16)	(0.13)	(0.15)	(0.17)
Capital gains	—	—	—	(0.01)	(0.01)

Total distributions	(0.15)	(0.16)	(0.13)	(0.16)	(0.18)
Net asset value - end of year	$11.47	$11.59	$11.48	$12.48	$12.09

Per share value - end of year	$11.47	$11.59	$11.48	$12.48	$12.09

* Total investment return	0.22%	2.43%	-7.00%	4.50%	0.78%
Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$34,389	$35,030	$35,030	$38,095	$36,944
Ratio of expenses to average net assets	1.16%	1.15%	1.03%	1.04%	1.06%
Ratio of net investment income to average net assets	1.43%	1.33%	1.16%	1.27%	1.33%
Portfolio turnover rate	1.51%	16.56%	2.74%	11.44%	8.63%
Average (simple) number of shares outstanding (in thousands)	3,025	3,053	3,053	3,053	3,054

*

Total investment return is calculated by dividing the change in market value of a share of common stock during the year, assuming the reinvestment of dividends on the payment date, by the per share market value at the beginning of the year and has been recalculated for all prior periods presented.

* * * * *

(b) Not applicable.

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code of ethics, and no waivers, including any implicit waivers, were granted to individuals covered by the code of ethics. A copy of the registrant’s code of ethics is filed herewith as Exhibit 13 (a)(1) to the registrant’s Form N-CSR for its fiscal year ended April 30, 2024.

Item 3.	Audit Committee Financial Expert

The registrant has established an audit committee consisting of two members appointed by the board of directors. Each member of the registrant’s audit committee is a member of its board of directors. The registrant’s board of directors has determined that the committee chairperson, Joan Rall, is an “audit committee financial expert” and is “independent”, as both terms are defined by applicable SEC rules.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. Mazars USA LLP (“Mazars”) billed the registrant a total of $54,000 for the 2024 fiscal year, and $53,000 for the 2023 fiscal year, for the audit of the registrant’s annual financial statements and in connection with statutory and regulatory filings for those years.

(b) Audit-Related Fees. Mazars billed no fees to the registrant for the last two fiscal years for any audit-related services.

(c) Tax Fees. Mazars billed no fees to the registrant for the last two fiscal years for tax compliance, tax advice or tax planning.

(d) All Other Fees. Mazars billed no fees to the registrant for the last two fiscal years for any other services.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s audit committee must discuss with the registrant’s independent auditors the overall scope and plans for the audit, and any other services to be performed by them, including the adequacy of staffing and compensation, all of which services shall be subject to the Audit Committee’s approval.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable, because the registrant is not a listed issuer.

Item 6.	Investments.

(a) A schedule of registrant’s investments in securities of unaffiliated issuers as of April 30, 2024 is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

PORTFOLIO MANAGERS

As of the date of this filing, the Portfolio Managers for Tridan Corporation (“Fund”) are as follows:

Rachel Betton became a portfolio manager of the registrant effective February 16, 2024, replacing Rick Taormina. Ms. Betton, Managing Director of J.P. Morgan Investment Management Inc., is a member of the Global Fixed Income, Currency & Commodities Group. Based in New York, Ms. Betton is a senior portfolio manager for the Municipal Strategies Team. Prior to joining the firm in July 2023, Ms. Betton spent the last 10 years at PIMCO where she was a senior member of the municipal portfolio management team where she managed investment grade funds and ETFs, as well as high yield, interval and state-specific strategies. Before that, she was an institutional municipal trader at Morgan Stanley where she focused on high yield. She has a B.A. in College of Social Studies from Wesleyan University.

Kevin M. Ellis, Managing Director, is a senior portfolio manager for the Tax Aware Strategies Group and is responsible for managing tax aware separate accounts. Mr. Ellis has been an employee of J.P. Morgan Investment Management Inc. since 2003.

PORTFOLIO MANAGER’S OTHER ACCOUNTS MANAGED

The following tables show information regarding other accounts managed by the portfolio managers of the Fund, as of April 30, 2024. The portfolio managers did not manage any accounts with a performance based advisory fee.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Rachel Betton	8	5,766.5	0	0	0	0
Kevin M. Ellis	0	0	0	0	72	2,729.9

POTENTIAL CONFLICTS OF INTEREST

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing the Advisor’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

J.P. Morgan Investment Management Inc. (the “Advisor”) and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. The Advisor, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is the Advisor’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of the Advisor’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

The Advisor, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of the Advisor and/or JPMorgan Chase. The Advisor and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, the Advisor is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of the Advisor, or JPMorgan Chase or its clients.

The Advisor and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Advisor and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Advisor or its affiliates could be viewed as having a conflict of interest to the extent that the Advisor or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Advisor’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Advisor and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Advisor or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Advisor and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Advisor’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Advisor or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Advisor or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Advisor or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Advisor or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The goal of the Advisor and its affiliates is to meet their fiduciary obligation with respect to all clients. The Advisor and its affiliates have policies and procedures that seek to manage conflicts. The Advisor and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisor’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Advisor and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Advisor’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Advisor and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Advisor and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Advisor or its affiliates so that fair and equitable allocation will occur over time.

PORTFOLIO MANAGER COMPENSATION

The Advisor’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

In determining portfolio manager compensation, the Advisor uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.

These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with the Advisor’s compliance, risk and regulatory procedures.

Feedback from the Advisor’s risk and control professionals is considered in assessing performance.

The Advisor maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise of up to 60% of overall incentive compensation, depending on an employee’s pay level.

Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Fund(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return. 100% of the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific Fund(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other Funds available in the plan or can take the form of RSUs.

As of April 30, 2024, the Portfolio Managers did not beneficially own any shares of the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended the “1940 Act”)) as of a date within 90 days of the filing date of this report. Based on that evaluation as required by Rule 30a-3(b) of the 1940 Act said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits

(a)	The following exhibit is filed herewith:

(1) The registrant’s code of ethics referenced in Item 2 is filed herewith.

(2) The separate certification required by Rule 30a-2(a) under the 1940 Actfor the registrant’s principal executive and principal financial officers are filed herewith.

(3) Not applicable.

(4) Change in Registrant’s Independent Public Accountant. Effective June 1, 2024, Mazars USA LLP (“Mazars”) entered into a transaction with FORVIS, LLP (“FORVIS”) whereby substantially all of the partners and employees of Mazars joined Forvis. As a result, on the effective date of June 1, 2024 FORVIS, LLP changed its name to Forvis Mazars, LLP and Mazars resigned as the Company’s independent registered public accounting firm. The audit committee and the Board of Directors has appointed Forvis Mazars, LLP to serve as Tridan’s independent registered public accounting firm effective June 1, 2024 for Tridan’s April 30, 2024 audited financial statements. The reports of Mazars on the financial statements of Tridan as of and for the fiscal years endedApril 30, 2023 and April 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended April 30, 2023and April 30, 2024: (i) there were no disagreements between Tridan and Mazars on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to thesatisfaction of Mazars, would have caused it to make reference to the subject matter of the disagreements in its reports on the financial statements of Tridan for such period; and (ii) there were no “reportable events,” as defined inItem 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Tridan requested that Mazars furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

During the fiscal years ended April 30, 2023 and April 30, 2024, neither Tridan, nor anyone acting on its behalf, consulted with FORVIS on behalf of Tridan regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on Tridan’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

(5) Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman,
President

Date:	07/08/2024

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman,
President

Date: 07/08/2024

/s/ Mark Goodman
Mark Goodman,
Treasurer and Principal Financial Officer

Date: 07/08/2024